Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease (Details) $ in Thousands			1 Months Ended						6 Months Ended	12 Months Ended
	Jul. 10, 2017 item	Mar. 21, 2017 item	May 31, 2018 item m³	Mar. 31, 2018 item m³	Jan. 31, 2018 USD ($) item m³	Sep. 30, 2016 item m³	Jun. 30, 2014 item m³	May 31, 2014 item m³	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Tangible fixed assets
Balance, at the beginning of the period					$ 3,772,566				$ 3,772,566
Balance, at the end of the period									4,378,295	$ 3,772,566
Vessels pledged as collateral									4,359,432	3,757,051
Advance payments made to shipyard for vessels under construction									85,000
Progress shipyard installments									85,023	153,116
Onsite supervision costs									4,260	10,570
Critical spare parts, equipment and other vessel delivery expenses									673	2,969
Total									89,956	166,655
HOA with Samsung
Tangible fixed assets
Number of vessels under FSRU conversion | item		1
Amount paid for potential conversion of existing vessel									3,400
Agreement with Keppel
Tangible fixed assets
Number of vessels under FSRU conversion | item	1
Amount paid for potential conversion of existing vessel									4,265
GAS-twenty two Ltd. | Ship building contracts with Samsung
Tangible fixed assets
LNG Cargo capacity (in cbm) per vessel | m³								174,000
GAS-twenty four Ltd. and GAS-twenty five Ltd | Ship building contracts with Hyundai
Tangible fixed assets
Number of LNG carriers per the shipbuilding contract | item							2
LNG Cargo capacity (in cbm) per vessel | m³							174,000
GAS-twenty three Ltd | Ship building contracts with Samsung
Tangible fixed assets
Number of LNG carriers per the shipbuilding contract | item								1
LNG Cargo capacity (in cbm) per vessel | m³								174,000
GAS-twenty nine Ltd | Ship building contracts with Samsung
Tangible fixed assets
Number of LNG carriers per the shipbuilding contract | item						1
LNG Cargo capacity (in cbm) per vessel | m³						180,000
GAS-twenty eight Ltd. | Ship building contracts with Samsung
Tangible fixed assets
Number of LNG carriers per the shipbuilding contract | item					1
LNG Cargo capacity (in cbm) per vessel | m³					180,000
GAS-thirty one Ltd. | Ship building contracts with Samsung
Tangible fixed assets
Number of LNG carriers per the shipbuilding contract | item				1
LNG Cargo capacity (in cbm) per vessel | m³				180,000
GAS-thirty Ltd. | Ship building contracts with Samsung
Tangible fixed assets
Number of LNG carriers per the shipbuilding contract | item			1
LNG Cargo capacity (in cbm) per vessel | m³			180,000
Vessels
Tangible fixed assets
Balance, at the beginning of the period					$ 3,757,051				3,757,051
Balance, at the end of the period									4,359,432	3,757,051
Office property and other tangible assets
Tangible fixed assets
Balance, at the beginning of the period					15,515				15,515
Balance, at the end of the period									18,863	15,515
Vessels under construction
Tangible fixed assets
Balance, at the beginning of the period					166,655				166,655
Balance, at the end of the period									89,956	166,655
Vessels held under financial lease
Tangible fixed assets
Balance, at the beginning of the period					214,329				214,329
Balance, at the end of the period									210,646	214,329
Cost
Tangible fixed assets
Balance, at the beginning of the period					4,237,090				4,237,090
Additions									36,983
Transfer from vessels under construction									639,260
Fully amortized fixed assets									(5,000)
Balance, at the end of the period									4,908,333	4,237,090
Cost | Vessels
Tangible fixed assets
Balance, at the beginning of the period					4,217,866				4,217,866
Additions									33,225
Transfer from vessels under construction									639,260
Fully amortized fixed assets									(5,000)
Balance, at the end of the period									4,885,351	4,217,866
Cost | Office property and other tangible assets
Tangible fixed assets
Balance, at the beginning of the period					19,224				19,224
Additions									3,758
Balance, at the end of the period									22,982	19,224
Cost | Vessels under construction
Tangible fixed assets
Balance, at the beginning of the period					166,655				166,655
Additions									564,211
Transfer from vessels under construction									(639,260)
Transfer under "Other non-current assets"									(1,650)
Balance, at the end of the period									89,956	166,655
Cost | Vessels held under financial lease
Tangible fixed assets
Balance, at the beginning of the period					228,523				228,523
Additions									145
Balance, at the end of the period									228,668	228,523
Accumulated depreciation
Tangible fixed assets
Balance, at the beginning of the period					464,524				464,524
Depreciation expense									70,514
Fully amortized fixed assets									(5,000)
Balance, at the end of the period									530,038	464,524
Accumulated depreciation | Vessels
Tangible fixed assets
Balance, at the beginning of the period					460,815				460,815
Depreciation expense									70,104
Fully amortized fixed assets									(5,000)
Balance, at the end of the period									525,919	460,815
Accumulated depreciation | Office property and other tangible assets
Tangible fixed assets
Balance, at the beginning of the period					3,709				3,709
Depreciation expense									410
Balance, at the end of the period									4,119	3,709
Accumulated depreciation | Vessels held under financial lease
Tangible fixed assets
Balance, at the beginning of the period					$ 14,194				14,194
Depreciation expense									3,828
Balance, at the end of the period									$ 18,022	$ 14,194